Party In Interest and Related Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party In Interest and Related Party Transactions	Party In Interest and Related Party Transactions
Automatic Data Processing, Inc. (“ADP”) is the recordkeeper of the Plan. The Plan also utilizes the services of an investment advisory group and a plan auditor. These providers receive payments from the Plan, which are included in administrative expenses in the accompanying Statement of Changes in Net Assets Available for Benefits and, therefore, are considered parties in interest to the Plan.
As described in Note 1, Description of Plan and Note 4, Fair Value Measurements, Plan investments also include shares of the common stock of the Company held in the Dream Finders Homes Stock Fund. Additionally, the Plan issues notes to participants, which are secured by the balances in those participants’ accounts. These transactions qualify as party in interest transactions.